Summary of Significant Accounting Policies - Impact of Adoption of ASC842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities	¥ 154,406		¥ 45,114
Assets
Operating lease right-of-use assets	151,871	$ 21,391	44,349
Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity
Accrued liabilities and other liabilities, as reported				¥ 569
Liabilities, total, as reported				569
Liabilities and equity, total, as reported				¥ 569
Accrued expenses and other current liabilities	¥ 34,993		¥ 34,975
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating lease liabilities	¥ 119,413	$ 16,819	¥ 10,139
ASC 842 | Effect
Assets
Operating lease right-of-use assets				¥ 36,030
TOTAL ASSETS				36,030
Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity
Accrued expenses and other current liabilities				12,566
Operating lease liabilities				23,464
TOTAL LIABILITIES				36,030
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT				36,030
ASC 842 | After adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease liabilities				36,599
Assets
Operating lease right-of-use assets				36,030
TOTAL ASSETS				36,030
Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity
Accrued expenses and other current liabilities				13,135
Operating lease liabilities				23,464
TOTAL LIABILITIES				36,599
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT				¥ 36,599